Payments, by Project - 12 months ended Dec. 31, 2024 - USD ($)	Taxes	Royalties	Fees	Total Payments
Rocanville SK [Member]
Total	$ 6,820,000	$ 17,300,000	$ 400,000	$ 24,520,000
Lanigan SK [Member]
Total	4,260,000	16,670,000	320,000	21,250,000
Allan SK [Member]
Total	3,020,000	9,800,000	370,000	13,190,000
Cory SK [Member]
Total	3,850,000	10,080,000	210,000	14,140,000
Patience Lake SK [Member]
Total	760,000	980,000	130,000	1,870,000
Vanscoy SK [Member]
Total	17,200,000	4,410,000	460,000	22,070,000
New Brunswick [Member]
Total	1,000,000	$ 810,000	370,000	2,180,000
Corporate [Member]
Total	297,250,000		1,050,000	298,300,000
Aurora NC [Member]
Total	7,670,000		$ 390,000	8,060,000
White Springs FL [Member]
Total	$ 7,800,000			$ 7,800,000